Note I - Business Segment Information (Detail) - Components of Customer Sales Determined Based on the Location of Customers (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Sales by Location (in Dollars)	$ 375,691	$ 359,490	$ 296,808
Percentage of Sales	100.00%	100.00%	100.00%
United States [Member]
Sales by Location (in Dollars)	239,153	241,405	180,705
Percentage of Sales	64.00%	67.00%	61.00%
Foreign Countries [Member]
Sales by Location (in Dollars)	$ 136,538	$ 118,085	$ 116,103
Percentage of Sales	36.00%	33.00%	39.00%